CAPITAL - Share Repurchase (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 23, 2012
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			5,000,000
Treasury Stock, Shares, Acquired	40,255	750,145
Treasury Stock Acquired, Average Cost Per Share	$ 17.32	$ 15.70
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	3,749,100
Preferred Stock, Shares Authorized	10,000,000